Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 3,567,951	$ 4,212,076	$ 3,037,067
Accounts receivable, net of allowances	14,294,779	12,755,642	6,849,055
Receivables from affiliates	1,023,700	848,002	1,045,485
Supplies inventories	1,966,799	1,931,142	1,943,284
Deferred tax assets		2,118,637
Prepaid and other current assets	5,792,841	4,302,885	1,903,486
Current assets from discontinued operations	174,964	518,629
Total current assets	26,821,034	24,568,376	14,778,377
Property and equipment, net	11,222,042	12,073,986	9,403,853
Equity method investments in affiliates	5,498,967	5,699,093	7,013,611
Intangible assets, net	9,595,917	11,138,621	10,270,858
Goodwill	973,927	973,927	1,154,528
Other assets	449,436	244,598	126,559
Other assets from discontinued operations	383,862	576,228
Total assets	54,945,185	55,274,829	42,747,786
Liabilities:
Accounts payable	9,857,019	11,648,987	10,596,333
Accrued liabilities	7,725,337	3,914,915	5,585,180
Income taxes payable		3,564,455
Preferred noncontrolling interests dividends payable	197,358	195,411	3,549,670
Short term debt	253,530	5,664,827	2,007,597
Current portion of long-term debt	4,050,498	7,919,179	5,971,339
Other current liabilities	2,260,850	4,591,587
Current liabilities from discontinued operations	1,188,224	5,620,697
Total current liabilities	25,532,816	39,555,603	27,710,119
Long-term debt, net of current portion	23,843,579	10,031,732	11,532,751
Deferred tax liabilities		2,604,879
Other liabilities	15,343,797	12,255,809	5,773,638
Other liabilities from discontinued operations		9,969
Total liabilities	64,720,192	61,853,113	45,016,508
Preferred noncontrolling interest	8,700,000	8,700,000	11,072,465
Commitments and contingencies
Foundation Healthcare shareholders' deficit:
Preferred stock
Common stock	1,726	1,638	1,145
Paid-in capital	19,133,264	18,256,501	3,452,326
Accumulated deficit	(38,419,772)	(35,171,315)	(14,744,688)
Total Foundation Healthcare shareholders' deficit	(19,284,782)	(16,913,176)	(11,291,217)
Noncontrolling interests	809,775	1,634,892	(2,049,970)
Total deficit	(18,475,007)	(15,278,284)	(13,341,187)
Total liabilities, preferred noncontrolling interest and shareholders' deficit	54,945,185	55,274,829	42,747,786
As Previously Recorded
ASSETS
Cash and cash equivalents			2,524,417
Prepaid and other current assets		2,184,248
Liabilities:
Accrued liabilities		4,114,915
Other current liabilities		827,132
Other liabilities		$ 9,650,930